Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Common Stock	Additional Paid-in Capital [Member]	Retained Earnings	Accumulated Other Comprehensive Income	Total New Residential Stockholders' Equity	Noncontrolling Interests in Income of Consolidated Subsidiaries	Total
Balance, beginning at Dec. 07, 2011
Capital contributions			$ 40,492			$ 40,492		$ 40,492
Capital distributions			(1,398)			(1,398)		(1,398)
Comprehensive income (loss), (net of tax)
Net Income			714			714		714
Total comprehensive income (loss)								714
Comprehensive income (loss) atributable to common stockholders								714
Total Equity at Dec. 31, 2011								39,808
Balance, ending at Dec. 31, 2011			39,808			39,808		39,808
Capital contributions			368,294			368,294		368,294
Contributions in-kind			164,142			164,142		164,142
Capital distributions			(250,661)			(250,661)		(250,661)
Comprehensive income (loss), (net of tax)
Net Income			41,247			41,247		41,247
Net unrealized gain (loss) on securities					15,526	15,526		15,526
Total comprehensive income (loss)						56,773		56,773
Comprehensive income (loss) atributable to common stockholders								56,773
Total Equity at Dec. 31, 2012								378,356
Balance, ending at Dec. 31, 2012			362,830		15,526	378,356		378,356
Dividends declared				(125,317)		(125,317)		(125,317)
Capital contributions			893,466			893,466	247,551	1,141,017
Contributions in-kind			1,093,684			1,093,684		1,093,684
Capital distributions			(1,228,054)			(1,228,054)		(1,228,054)
Issuance of common stock		2,530	(2,530)
Issuance of common stock, shares		253,025,645
Option exercise		2	(2)
Option exercise, shares		160,634						160,634
Director share grant			78			78		78
Director share grant, shares		11,695
Comprehensive income (loss), (net of tax)
Net Income			37,646	228,303		265,949	(326)	265,623	[1]
Net unrealized gain (loss) on securities					35,352	35,352		35,352
Reclassification of net realized (gain) loss on securities into earnings					(47,664)	(47,664)		(47,664)
Total comprehensive income (loss)						253,311		253,311
Comprehensive income (loss) atributable to common stockholders							(326)	253,637
Total Equity at Dec. 31, 2013	[2]							1,513,075
Noncontrolling interests in equity of consolidated subsidiaries at Dec. 31, 2013							247,225	247,225	[2]
Balance, ending at Dec. 31, 2013		$ 2,532	$ 1,157,118	$ 102,986	$ 3,214	$ 1,265,850		$ 1,265,850	[2]
Balance, ending - shares at Dec. 31, 2013		253,197,974						253,197,974

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Represents our historical consolidated balance sheet at December 31, 2013.